UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity Advisor® Balanced Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	4.1
Apple, Inc.	3.7
Amazon.com, Inc.	1.8
NVIDIA Corp.	1.4
Exxon Mobil Corp.	1.3
Alphabet, Inc. Class A	1.2
UnitedHealth Group, Inc.	1.2
Meta Platforms, Inc. Class A	1.1
Visa, Inc. Class A	1.0
Tesla, Inc.	0.9
17.7

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	15.3
Fannie Mae	2.2
Freddie Mac	2.0
Uniform Mortgage Backed Securities	1.6
Ginnie Mae	1.1
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.5
Bank of America Corp.	0.5
Citigroup, Inc.	0.5
Petroleos Mexicanos	0.4
24.8

Market Sectors (% of Fund's net assets)

Information Technology	16.9
Financials	12.6
Health Care	9.7
Consumer Discretionary	6.7
Communication Services	6.1
Industrials	5.5
Consumer Staples	4.8
Energy	4.4
Real Estate	2.7
Utilities	2.2
Materials	1.8

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.3)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.3)%*
Foreign investments - 9.2%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 61.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	22,800	431
Cellnex Telecom SA (a)	11,900	446
Liberty Global PLC Class C (b)	107,269	2,279
		3,156
Entertainment - 1.1%
Activision Blizzard, Inc.	186,126	14,192
Cinemark Holdings, Inc. (b)(c)	130,607	1,778
Netflix, Inc. (b)	83,387	26,861
Sea Ltd. ADR (b)	74,400	4,649
Take-Two Interactive Software, Inc. (b)	34,880	3,821
The Walt Disney Co. (b)	139,325	13,878
Warner Bros Discovery, Inc. (b)	10,522	164
		65,343
Interactive Media & Services - 3.2%
Alphabet, Inc.:
Class A (b)	827,840	74,555
Class C (b)	494,920	44,691
Epic Games, Inc. (b)(d)(e)	1,715	1,279
Meta Platforms, Inc. Class A (b)	384,275	67,225
Snap, Inc. Class A (b)	492,630	5,000
		192,750
Media - 0.5%
Altice U.S.A., Inc. Class A (b)	165,802	657
Charter Communications, Inc. Class A (b)	17,500	6,433
Comcast Corp. Class A	397,226	14,765
Liberty Broadband Corp.:
Class A (b)	63,500	5,507
Class C (b)	56,200	4,871
		32,233
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	97,595	13,876
TOTAL COMMUNICATION SERVICES		307,358
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.1%
Adient PLC (b)	115,300	4,926
Automobiles - 1.0%
Ferrari NV	19,600	5,103
Tesla, Inc. (b)	265,200	54,554
		59,657
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (b)	7,900	19,940
Caesars Entertainment, Inc. (b)	94,700	4,807
Churchill Downs, Inc.	37,400	9,192
Domino's Pizza, Inc.	16,800	4,939
Marriott International, Inc. Class A	91,900	15,553
McDonald's Corp.	38,700	10,213
Sweetgreen, Inc. Class A (b)	11,300	99
Yum! Brands, Inc.	70,500	8,965
		73,708
Household Durables - 0.1%
D.R. Horton, Inc.	23,800	2,201
Mohawk Industries, Inc. (b)	29,800	3,065
		5,266
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (b)	1,145,600	107,950
Cazoo Group Ltd. (b)(d)	53,300	6
eBay, Inc.	224,900	10,323
Uber Technologies, Inc. (b)	269,704	8,970
		127,249
Multiline Retail - 0.3%
Dollar General Corp.	68,000	14,708
Ollie's Bargain Outlet Holdings, Inc. (b)	14,600	840
Target Corp.	19,700	3,319
		18,867
Specialty Retail - 1.2%
Fast Retailing Co. Ltd.	13,500	2,667
Lowe's Companies, Inc.	133,900	27,550
The Home Depot, Inc.	61,009	18,092
TJX Companies, Inc.	330,230	25,296
		73,605
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (b)	40,700	2,017
LVMH Moet Hennessy Louis Vuitton SE	4,000	3,325
NIKE, Inc. Class B	81,264	9,653
PVH Corp.	49,800	3,996
Tapestry, Inc.	150,500	6,548
		25,539
TOTAL CONSUMER DISCRETIONARY		388,817
CONSUMER STAPLES - 4.2%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (b)	5,800	1,878
Celsius Holdings, Inc. (b)	24,100	2,188
Constellation Brands, Inc. Class A (sub. vtg.)	60,400	13,511
Duckhorn Portfolio, Inc. (b)	51,500	785
Keurig Dr. Pepper, Inc.	155,800	5,383
Monster Beverage Corp. (b)	110,075	11,201
PepsiCo, Inc.	160,900	27,921
Pernod Ricard SA	16,100	3,367
The Coca-Cola Co.	529,100	31,487
		97,721
Food & Staples Retailing - 1.1%
Albertsons Companies, Inc.	108,300	2,153
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	81,400	3,819
Cake Box Holdings PLC	49,900	79
Costco Wholesale Corp.	56,800	27,501
U.S. Foods Holding Corp. (b)	196,072	7,359
Walmart, Inc.	193,300	27,474
		68,385
Food Products - 0.6%
Freshpet, Inc. (b)	56,500	3,513
Hotel Chocolat Group Ltd. (b)(c)	12,100	30
Lamb Weston Holdings, Inc.	32,000	3,220
McCormick & Co., Inc. (non-vtg.)	59,300	4,407
Mondelez International, Inc.	217,800	14,196
Sovos Brands, Inc. (b)	73,800	965
The Hershey Co.	27,700	6,601
TreeHouse Foods, Inc. (b)	27,100	1,322
		34,254
Household Products - 0.7%
Procter & Gamble Co.	335,400	46,138
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	36,800	8,944
Olaplex Holdings, Inc. (b)	158,500	780
		9,724
TOTAL CONSUMER STAPLES		256,222
ENERGY - 3.2%
Energy Equipment & Services - 0.4%
Expro Group Holdings NV (b)	263,800	5,996
Schlumberger Ltd.	234,800	12,494
Weatherford International PLC (b)	89,700	5,976
		24,466
Oil, Gas & Consumable Fuels - 2.8%
Africa Oil Corp.	749,400	1,532
Canadian Natural Resources Ltd.	195,600	11,054
Eco Atlantic Oil & Gas Ltd. (b)	968,500	263
Exxon Mobil Corp.	707,091	77,716
Hess Corp.	142,000	19,127
Imperial Oil Ltd.	262,985	13,008
Kosmos Energy Ltd. (b)	835,000	6,571
MEG Energy Corp. (b)	915,500	14,466
Phillips 66 Co.	116,374	11,935
Tourmaline Oil Corp.	49,500	2,169
Valero Energy Corp.	83,000	10,934
		168,775
TOTAL ENERGY		193,241
FINANCIALS - 7.1%
Banks - 3.5%
AIB Group PLC	330,100	1,413
Bank of America Corp.	1,572,234	53,928
BankUnited, Inc. (c)	24,482	867
BNP Paribas SA	64,040	4,477
Citigroup, Inc.	177,100	8,977
Citizens Financial Group, Inc.	112,231	4,687
Comerica, Inc.	81,482	5,712
DNB Bank ASA	142,800	2,850
Eurobank Ergasias Services and Holdings SA (b)	3,273,384	5,027
JPMorgan Chase & Co.	173,731	24,904
KBC Group NV	48,300	3,612
M&T Bank Corp.	39,031	6,061
NatWest Group PLC	1,298,576	4,562
Piraeus Financial Holdings SA (b)	879,271	2,233
PNC Financial Services Group, Inc.	18,360	2,899
Signature Bank	24,886	2,863
Societe Generale Series A	60,206	1,735
Starling Bank Ltd. Series D (b)(d)(e)	659,301	2,680
Sumitomo Mitsui Financial Group, Inc.	86,100	3,760
U.S. Bancorp	223,882	10,686
UniCredit SpA	310,244	6,347
Wells Fargo & Co.	1,149,810	53,777
		214,057
Capital Markets - 0.9%
Bank of New York Mellon Corp.	298,640	15,195
BlackRock, Inc. Class A	16,507	11,380
Cboe Global Markets, Inc.	17,734	2,237
Goldman Sachs Group, Inc.	6,244	2,196
Intercontinental Exchange, Inc.	76,737	7,812
State Street Corp.	139,586	12,378
StepStone Group, Inc. Class A	88,781	2,539
Virtu Financial, Inc. Class A	123,655	2,273
		56,010
Consumer Finance - 0.4%
American Express Co.	57,327	9,974
Capital One Financial Corp.	87,025	9,493
OneMain Holdings, Inc.	91,296	3,934
Shriram Transport Finance Co. Ltd.	84,655	1,233
		24,634
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (b)(d)(e)	682,677	1,031
Apollo Global Management, Inc.	115,800	8,210
Berkshire Hathaway, Inc.:
Class A (b)	11	5,099
Class B (b)	36,052	11,002
Jumo World Ltd. (b)(e)	162	169
Sunrisemezz Ltd. (b)	131,182	18
		25,529
Insurance - 1.9%
Arthur J. Gallagher & Co.	37,518	7,029
Assurant, Inc.	4,698	598
Chubb Ltd.	100,782	21,267
Direct Line Insurance Group PLC	1,068,276	2,317
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,900	5,523
Globe Life, Inc.	58,310	7,096
Hartford Financial Services Group, Inc.	162,322	12,707
Marsh & McLennan Companies, Inc.	70,002	11,350
Progressive Corp.	84,000	12,056
Prudential PLC	125,589	1,919
The Travelers Companies, Inc.	180,729	33,457
		115,319
Thrifts & Mortgage Finance - 0.0%
UWM Holdings Corp. Class A (c)	106,768	455
TOTAL FINANCIALS		436,004
HEALTH CARE - 8.9%
Biotechnology - 1.6%
BeiGene Ltd. ADR (b)	4,215	947
Biogen, Inc. (b)	13,461	3,633
Gilead Sciences, Inc.	421,900	33,976
Legend Biotech Corp. ADR (b)	127,660	5,895
Regeneron Pharmaceuticals, Inc. (b)	22,611	17,194
Sarepta Therapeutics, Inc. (b)	18,826	2,299
Vertex Pharmaceuticals, Inc. (b)	107,093	31,088
		95,032
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	210,787	21,441
Boston Scientific Corp. (b)	879,962	41,112
Intuitive Surgical, Inc. (b)	39,400	9,038
Masimo Corp. (b)	46,371	7,758
ResMed, Inc.	43,139	9,189
Stryker Corp.	91,300	24,001
		112,539
Health Care Providers & Services - 2.5%
agilon health, Inc. (b)	351,170	7,448
AmerisourceBergen Corp.	178,868	27,825
Humana, Inc.	36,446	18,041
Option Care Health, Inc. (b)	366,657	11,245
Surgery Partners, Inc. (b)	477,405	15,969
UnitedHealth Group, Inc.	150,554	71,655
		152,183
Life Sciences Tools & Services - 1.0%
IQVIA Holdings, Inc. (b)	70,066	14,607
Thermo Fisher Scientific, Inc.	88,932	48,180
		62,787
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	336,368	21,924
Bristol-Myers Squibb Co.	38,692	2,668
Eli Lilly & Co.	161,156	50,155
Merck & Co., Inc.	190,821	20,273
Roche Holding AG (participation certificate)	13,319	3,840
Royalty Pharma PLC	607,310	21,772
		120,632
TOTAL HEALTH CARE		543,173
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc.	157,000	6,622
Lockheed Martin Corp.	51,230	24,296
Northrop Grumman Corp.	18,346	8,515
Raytheon Technologies Corp.	62,452	6,126
Space Exploration Technologies Corp. Class A (b)(d)(e)	16,000	1,232
The Boeing Co. (b)	104,182	20,998
TransDigm Group, Inc.	12,100	9,001
		76,790
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	29,642	5,409
Airlines - 0.1%
Delta Air Lines, Inc. (b)	173,700	6,660
Building Products - 0.4%
Trane Technologies PLC	129,381	23,932
Electrical Equipment - 0.5%
AMETEK, Inc.	168,832	23,900
Eaton Corp. PLC	51,500	9,009
		32,909
Industrial Conglomerates - 0.5%
General Electric Co.	232,298	19,678
Honeywell International, Inc.	52,168	9,989
		29,667
Machinery - 1.8%
Caterpillar, Inc.	68,713	16,460
Deere & Co.	24,500	10,271
Dover Corp.	131,000	19,637
Fortive Corp.	349,431	23,293
Ingersoll Rand, Inc.	290,700	16,881
Parker Hannifin Corp.	67,737	23,833
		110,375
Professional Services - 0.0%
Dun & Bradstreet Holdings, Inc.	182,692	2,194
Road & Rail - 0.5%
CSX Corp.	513,350	15,652
Old Dominion Freight Lines, Inc.	48,100	16,318
		31,970
TOTAL INDUSTRIALS		319,906
INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	158,800	12,310
IT Services - 2.3%
Accenture PLC Class A	34,200	9,082
Block, Inc. Class A (b)	156,470	12,006
Capgemini SA	43,600	8,202
Cognizant Technology Solutions Corp. Class A	18,900	1,184
Dlocal Ltd. (b)	242,100	3,617
EPAM Systems, Inc. (b)	20,600	6,338
Fiserv, Inc. (b)	11,530	1,327
MasterCard, Inc. Class A	30,000	10,659
MongoDB, Inc. Class A (b)	36,700	7,689
Snowflake, Inc. (b)	25,000	3,860
Twilio, Inc. Class A (b)	70,700	4,752
Visa, Inc. Class A	275,550	60,604
Wix.com Ltd. (b)	52,900	4,789
Worldline SA (a)(b)	89,237	3,717
		137,826
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (b)	107,300	8,432
ASML Holding NV (Netherlands)	13,600	8,382
Lam Research Corp.	37,000	17,982
Marvell Technology, Inc.	195,600	8,831
MediaTek, Inc.	209,000	4,916
Microchip Technology, Inc.	162,100	13,135
Micron Technology, Inc.	352,587	20,387
NVIDIA Corp.	374,700	86,990
NXP Semiconductors NV	70,797	12,636
Renesas Electronics Corp. (b)	1,085,200	14,018
Silergy Corp.	156,000	2,954
SolarEdge Technologies, Inc. (b)	32,400	10,301
Taiwan Semiconductor Manufacturing Co. Ltd.	1,081,000	17,727
		226,691
Software - 6.4%
Adobe, Inc. (b)	93,600	30,322
Autodesk, Inc. (b)	66,900	13,292
Black Knight, Inc. (b)	19,313	1,151
CCC Intelligent Solutions Holdings, Inc. (b)(d)	34,443	308
Coupa Software, Inc. (b)	42,000	3,402
Cvent Holding Corp. (b)(d)	122,436	889
Elastic NV (b)	63,896	3,771
Five9, Inc. (b)	59,700	3,940
HubSpot, Inc. (b)	28,300	10,948
Intuit, Inc.	54,700	22,273
Microsoft Corp.	1,019,400	254,262
Salesforce.com, Inc. (b)	181,189	29,644
Stripe, Inc. Class B (b)(d)(e)	15,600	338
Synopsys, Inc. (b)	32,200	11,713
Workday, Inc. Class A (b)	42,700	7,920
		394,173
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	1,550,820	228,606
TOTAL INFORMATION TECHNOLOGY		999,606
MATERIALS - 1.8%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	33,027	9,445
Cabot Corp.	24,390	1,940
Celanese Corp. Class A	33,450	3,888
CF Industries Holdings, Inc.	43,310	3,720
Chemtrade Logistics Income Fund	198,290	1,334
Corteva, Inc.	115,920	7,221
DuPont de Nemours, Inc.	66,622	4,865
Linde PLC	67,973	23,680
LyondellBasell Industries NV Class A	61,110	5,866
Olin Corp.	40,782	2,355
The Chemours Co. LLC	77,050	2,634
Tronox Holdings PLC	158,460	2,472
Valvoline, Inc.	150,300	5,291
Westlake Corp.	10,680	1,272
		75,983
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,947	2,860
Vulcan Materials Co.	17,030	3,081
		5,941
Containers & Packaging - 0.1%
Aptargroup, Inc.	16,850	1,967
Greif, Inc. Class A	27,620	1,962
Sealed Air Corp.	21,680	1,054
		4,983
Metals & Mining - 0.4%
Alcoa Corp.	25,780	1,262
First Quantum Minerals Ltd.	263,410	5,755
Freeport-McMoRan, Inc.	243,518	9,977
Glencore PLC	338,080	2,016
Reliance Steel & Aluminum Co.	13,085	3,243
		22,253
TOTAL MATERIALS		109,160
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	2,800	419
American Tower Corp.	56,300	11,148
Corporate Office Properties Trust (SBI)	84,600	2,151
Crown Castle International Corp.	53,900	7,047
CubeSmart	11,800	554
Elme Communities (SBI)	56,100	1,044
Equinix, Inc.	16,300	11,219
Equity Lifestyle Properties, Inc.	114,000	7,810
Essex Property Trust, Inc.	27,600	6,294
Host Hotels & Resorts, Inc.	413,900	6,954
Invitation Homes, Inc.	176,300	5,511
Life Storage, Inc.	1,800	217
Mid-America Apartment Communities, Inc.	27,300	4,371
Prologis (REIT), Inc.	122,600	15,129
Simon Property Group, Inc.	16,400	2,002
Ventas, Inc.	112,100	5,454
Welltower, Inc.	104,800	7,768
		95,092
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (b)	106,000	1,372
WeWork, Inc. (b)	98,000	114
		1,486
TOTAL REAL ESTATE		96,578
UTILITIES - 1.7%
Electric Utilities - 1.3%
Constellation Energy Corp.	110,625	8,285
Edison International	74,900	4,959
Exelon Corp.	194,276	7,847
FirstEnergy Corp.	171,400	6,777
NextEra Energy, Inc.	282,400	20,059
PG&E Corp. (b)	675,662	10,554
PPL Corp.	193,200	5,230
Southern Co.	240,400	15,160
		78,871
Multi-Utilities - 0.4%
Dominion Energy, Inc.	154,245	8,579
NiSource, Inc.	152,500	4,183
Public Service Enterprise Group, Inc.	31,300	1,891
Sempra Energy	73,524	11,026
		25,679
TOTAL UTILITIES		104,550
TOTAL COMMON STOCKS (Cost $2,875,995)		3,754,615

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (b)(d)(e)	18,992	3,775

CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series F (d)(e)	38,272	1,281

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(d)(e)	16,809	619
Series B2(b)(d)(e)	8,427	306
		925
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(d)(e)	6,703	510

TOTAL INDUSTRIALS		1,435

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(d)(e)	56,066	918

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(d)(e)	140,700	1,251
GaN Systems, Inc.:
Series F1(b)(d)(e)	15,161	170
Series F2(b)(d)(e)	8,006	90
Xsight Labs Ltd. Series D (b)(d)(e)	60,136	437
		1,948
Software - 0.1%
Algolia, Inc. Series D (b)(d)(e)	28,657	509
Bolt Technology OU Series E (b)(d)(e)	6,388	799
Databricks, Inc.:
Series G(b)(d)(e)	4,077	217
Series H(b)(d)(e)	19,485	1,036
Skyryse, Inc. Series B (b)(d)(e)	50,800	1,021
Stripe, Inc. Series H (b)(d)(e)	6,300	137
		3,719
TOTAL INFORMATION TECHNOLOGY		6,585

TOTAL CONVERTIBLE PREFERRED STOCKS		13,076
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (d)(e)	62,279	2,085

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Checkr, Inc. Series E (b)(e)	91,236	1,198
Gupshup, Inc. (b)(d)(e)	58,730	973
		2,171
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,256
TOTAL PREFERRED STOCKS (Cost $17,569)		17,332

U.S. Treasury Obligations - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 4.24% to 4.61% 3/2/23 to 4/20/23 (g) (Cost $2,615)	2,630	2,615

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (d)(e)(h) (Cost $355)	355	442

Fixed-Income Funds - 37.4%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (i) (Cost $2,623,038)	23,578,915	2,288,334

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (j)	57,335,320	57,347
Fidelity Securities Lending Cash Central Fund 4.63% (j)(k)	3,060,114	3,060
TOTAL MONEY MARKET FUNDS (Cost $60,406)		60,407

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,579,978)	6,123,745
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(11,406)
NET ASSETS - 100.0%	6,112,339

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	72	Mar 2023	14,312	24	24

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $29,945,000.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,163,000 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,339,000 or 0.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $809,000.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	757

ABL Space Systems Series B2	10/22/21	573

Algolia, Inc. Series D	7/23/21	838

Ant International Co. Ltd. Class C	5/16/18	2,602

Astera Labs, Inc. Series C	8/24/21	473

Astranis Space Technologies Corp. Series C	3/19/21	1,229

Beta Technologies, Inc. Series A	4/09/21	491

Bolt Technology OU Series E	1/03/22	1,660

ByteDance Ltd. Series E1	11/18/20	2,081

Cazoo Group Ltd.	3/28/21	533

CCC Intelligent Solutions Holdings, Inc.	2/02/21	344

Circle Internet Financial Ltd. Series E	5/11/21	1,011

Circle Internet Financial Ltd. Series F	5/09/22	1,613

Cvent Holding Corp.	7/23/21	1,224

Databricks, Inc. Series G	2/01/21	241

Databricks, Inc. Series H	8/31/21	1,432

Epic Games, Inc.	3/29/21	1,518

GaN Systems, Inc. Series F1	11/30/21	129

GaN Systems, Inc. Series F2	11/30/21	68

GaN Systems, Inc. 0%	11/30/21	355

Gupshup, Inc.	6/08/21	1,343

Skyryse, Inc. Series B	10/21/21	1,254

Space Exploration Technologies Corp. Class A	2/16/21	672

Starling Bank Ltd. Series D	6/18/21	1,179

Stripe, Inc. Class B	5/18/21	626

Stripe, Inc. Series H	3/15/21	253

Xsight Labs Ltd. Series D	2/16/21	481

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	57,511	763,976	764,140	1,010	-	-	57,347	0.1%
Fidelity Investment Grade Bond Central Fund	2,025,195	335,091	-	36,593	-	(71,952)	2,288,334	6.4%
Fidelity Securities Lending Cash Central Fund 4.63%	12,253	39,910	49,103	20	-	-	3,060	0.0%
Total	2,094,959	1,138,977	813,243	37,623	-	(71,952)	2,348,741

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	311,133	305,633	446	5,054
Consumer Discretionary	392,183	385,492	3,325	3,366
Consumer Staples	256,222	256,222	-	-
Energy	193,241	193,241	-	-
Financials	436,004	406,474	25,650	3,880
Health Care	543,173	539,333	3,840	-
Industrials	321,341	318,674	-	2,667
Information Technology	1,008,362	955,424	43,844	9,094
Materials	109,160	107,144	2,016	-
Real Estate	96,578	96,578	-	-
Utilities	104,550	104,550	-	-

U.S. Government and Government Agency Obligations	2,615	-	2,615	-

Preferred Securities	442	-	-	442

Fixed-Income Funds	2,288,334	2,288,334	-	-

Money Market Funds	60,407	60,407	-	-
Total Investments in Securities:	6,123,745	6,017,506	81,736	24,503
Derivative Instruments:

Assets
Futures Contracts	24	24	-	-
Total Assets	24	24	-	-
Total Derivative Instruments:	24	24	-	-

Net Unrealized Depreciation on Unfunded Commitments	(111)	-	-	(111)
Total	(111)	-	-	(111)

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	24	0
Total Equity Risk	24	0
Total Value of Derivatives	24	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,941) - See accompanying schedule:
Unaffiliated issuers (cost $2,896,534)	$3,775,004
Fidelity Central Funds (cost $2,683,444)	2,348,741

Total Investment in Securities (cost $5,579,978)		$6,123,745
Cash		23
Receivable for investments sold		18,953
Receivable for fund shares sold		4,044
Dividends receivable		4,813
Distributions receivable from Fidelity Central Funds		216
Prepaid expenses		5
Other receivables		20
Total assets		6,151,819
Liabilities
Payable for investments purchased	$25,331
Unrealized depreciation on unfunded commitments	111
Payable for fund shares redeemed	6,237
Accrued management fee	1,960
Distribution and service plan fees payable	1,717
Payable for daily variation margin on futures contracts	45
Other affiliated payables	881
Other payables and accrued expenses	138
Collateral on securities loaned	3,060
Total Liabilities		39,480
Net Assets		$6,112,339
Net Assets consist of:
Paid in capital		$5,653,916
Total accumulated earnings (loss)		458,423
Net Assets		$6,112,339

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,604,280 ÷ 69,877 shares) (a)		$22.96
Maximum offering price per share (100/94.25 of $22.96)		$24.36
Class M :
Net Asset Value and redemption price per share ($1,401,206 ÷ 60,085 shares) (a)		$23.32
Maximum offering price per share (100/96.50 of $23.32)		$24.17
Class C :
Net Asset Value and offering price per share ($909,679 ÷ 40,085 shares) (a)		$22.69
Class I :
Net Asset Value , offering price and redemption price per share ($1,479,572 ÷ 62,800 shares)		$23.56
Class Z :
Net Asset Value , offering price and redemption price per share ($717,602 ÷ 30,448 shares)		$23.57
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
Amounts in thousands		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$25,330
Interest		47
Income from Fidelity Central Funds (including $20 from security lending)		37,623
Total Income		63,000
Expenses
Management fee	$11,501
Transfer agent fees	4,621
Distribution and service plan fees	10,064
Accounting fees	671
Custodian fees and expenses	62
Independent trustees' fees and expenses	11
Registration fees	123
Audit	78
Legal	24
Interest	11
Miscellaneous	13
Total expenses before reductions	27,179
Expense reductions	(116)
Total expenses after reductions		27,063
Net Investment income (loss)		35,937
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3)	(3,923)
Foreign currency transactions	(2)
Futures contracts	1,944
Total net realized gain (loss)		(1,981)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $26)	71,144
Fidelity Central Funds	(71,952)
Unfunded commitments	(12)
Assets and liabilities in foreign currencies	13
Futures contracts	(428)
Total change in net unrealized appreciation (depreciation)		(1,235)
Net gain (loss)		(3,216)
Net increase (decrease) in net assets resulting from operations		$32,721
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,937	$45,974
Net realized gain (loss)	(1,981)	245,935
Change in net unrealized appreciation (depreciation)	(1,235)	(1,296,129)
Net increase (decrease) in net assets resulting from operations	32,721	(1,004,220)
Distributions to shareholders	(283,922)	(489,272)
Share transactions - net increase (decrease)	(11,867)	703,097
Total increase (decrease) in net assets	(263,068)	(790,395)

Net Assets
Beginning of period	6,375,407	7,165,802
End of period	$6,112,339	$6,375,407

Financial Highlights
Fidelity Advisor® Balanced Fund Class A

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.98	$29.67	$24.87	$21.14	$22.22	$21.09
Income from Investment Operations
Net investment income (loss) A,B	.14	.19	.17	.27	.30	.25
Net realized and unrealized gain (loss)	(.06)	(3.87)	5.67	4.10	.08	2.22
Total from investment operations	.08	(3.68)	5.84	4.37	.38	2.47
Distributions from net investment income	(.16)	(.17)	(.17)	(.29)	(.29)	(.25)
Distributions from net realized gain	(.95)	(1.84)	(.88)	(.35)	(1.18)	(1.09)
Total distributions	(1.10) C	(2.01)	(1.04) C	(.64)	(1.46) C	(1.34)
Net asset value, end of period	$22.96	$23.98	$29.67	$24.87	$21.14	$22.22
Total Return D,E,F	.77%	(13.19)%	24.38%	21.16%	2.15%	12.26%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.83% I	.81%	.83%	.85%	.86%	.87%
Expenses net of fee waivers, if any	.82% I	.81%	.83%	.85%	.86%	.87%
Expenses net of all reductions	.82% I	.81%	.82%	.84%	.86%	.86%
Net investment income (loss)	1.24% I	.72%	.63%	1.21%	1.46%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$1,604	$1,621	$1,723	$1,080	$818	$681
Portfolio turnover rate J	28% I	35%	37%	92%	57%	62% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Balanced Fund Class M

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.34	$30.08	$25.19	$21.40	$22.47	$21.31
Income from Investment Operations
Net investment income (loss) A,B	.12	.13	.10	.22	.25	.20
Net realized and unrealized gain (loss)	(.07)	(3.94)	5.76	4.15	.09	2.24
Total from investment operations	.05	(3.81)	5.86	4.37	.34	2.44
Distributions from net investment income	(.12)	(.09)	(.10)	(.23)	(.23)	(.19)
Distributions from net realized gain	(.95)	(1.84)	(.88)	(.35)	(1.18)	(1.09)
Total distributions	(1.07)	(1.93)	(.97) C	(.58)	(1.41)	(1.28)
Net asset value, end of period	$23.32	$24.34	$30.08	$25.19	$21.40	$22.47
Total Return D,E,F	.61%	(13.41)%	24.11%	20.85%	1.91%	11.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.07% I	1.06%	1.07%	1.10%	1.11%	1.12%
Expenses net of fee waivers, if any	1.07% I	1.06%	1.07%	1.10%	1.11%	1.11%
Expenses net of all reductions	1.07% I	1.06%	1.07%	1.09%	1.11%	1.11%
Net investment income (loss)	1.00% I	.47%	.38%	.97%	1.21%	.94%
Supplemental Data
Net assets, end of period (in millions)	$1,401	$1,427	$1,744	$1,455	$1,273	$1,257
Portfolio turnover rate J	28% I	35%	37%	92%	57%	62% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Balanced Fund Class C

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.71	$29.37	$24.67	$20.97	$22.05	$20.93
Income from Investment Operations
Net investment income (loss) A,B	.06	(.01)	(.03)	.10	.14	.09
Net realized and unrealized gain (loss)	(.07)	(3.82)	5.62	4.07	.09	2.20
Total from investment operations	(.01)	(3.83)	5.59	4.17	.23	2.29
Distributions from net investment income	(.06)	(.01)	(.02)	(.13)	(.13)	(.08)
Distributions from net realized gain	(.95)	(1.82)	(.87)	(.35)	(1.18)	(1.09)
Total distributions	(1.01)	(1.83)	(.89)	(.47) C	(1.31)	(1.17)
Net asset value, end of period	$22.69	$23.71	$29.37	$24.67	$20.97	$22.05
Total Return D,E,F	.34%	(13.82)%	23.43%	20.25%	1.40%	11.41%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.58% I	1.57%	1.58%	1.60%	1.62%	1.62%
Expenses net of fee waivers, if any	1.58% I	1.57%	1.58%	1.60%	1.62%	1.62%
Expenses net of all reductions	1.58% I	1.57%	1.58%	1.60%	1.62%	1.62%
Net investment income (loss)	.49% I	(.04)%	(.13)%	.46%	.70%	.43%
Supplemental Data
Net assets, end of period (in millions)	$910	$980	$1,118	$769	$635	$620
Portfolio turnover rate J	28% I	35%	37%	92%	57%	62% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Balanced Fund Class I

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.58	$30.36	$25.42	$21.59	$22.66	$21.48
Income from Investment Operations
Net investment income (loss) A,B	.17	.26	.24	.33	.36	.31
Net realized and unrealized gain (loss)	(.06)	(3.97)	5.81	4.19	.08	2.26
Total from investment operations	.11	(3.71)	6.05	4.52	.44	2.57
Distributions from net investment income	(.19)	(.23)	(.23)	(.34)	(.34)	(.30)
Distributions from net realized gain	(.95)	(1.84)	(.88)	(.35)	(1.18)	(1.09)
Total distributions	(1.13) C	(2.07)	(1.11)	(.69)	(1.51) C	(1.39)
Net asset value, end of period	$23.56	$24.58	$30.36	$25.42	$21.59	$22.66
Total Return D,E	.88%	(12.98)%	24.68%	21.48%	2.41%	12.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58% H	.56%	.57%	.59%	.61%	.61%
Expenses net of fee waivers, if any	.57% H	.56%	.57%	.59%	.61%	.61%
Expenses net of all reductions	.57% H	.56%	.57%	.58%	.60%	.61%
Net investment income (loss)	1.49% H	.97%	.88%	1.47%	1.71%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$1,480	$1,621	$1,831	$1,070	$785	$621
Portfolio turnover rate I	28% H	35%	37%	92%	57%	62% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Balanced Fund Class Z

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.59	$30.37	$25.43	$21.60	$22.66	$21.48
Income from Investment Operations
Net investment income (loss) A,B	.19	.30	.28	.36	.38	.34
Net realized and unrealized gain (loss)	(.06)	(3.98)	5.80	4.19	.10	2.26
Total from investment operations	.13	(3.68)	6.08	4.55	.48	2.60
Distributions from net investment income	(.20)	(.27)	(.26)	(.37)	(.36)	(.33)
Distributions from net realized gain	(.95)	(1.84)	(.88)	(.35)	(1.18)	(1.09)
Total distributions	(1.15)	(2.10) C	(1.14)	(.72)	(1.54)	(1.42)
Net asset value, end of period	$23.57	$24.59	$30.37	$25.43	$21.60	$22.66
Total Return D,E	.95%	(12.87)%	24.82%	21.62%	2.57%	12.70%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.45% H	.45%	.45%	.47%	.48%	.49%
Expenses net of fee waivers, if any	.45% H	.44%	.45%	.47%	.48%	.49%
Expenses net of all reductions	.45% H	.44%	.45%	.46%	.48%	.48%
Net investment income (loss)	1.62% H	1.09%	1.00%	1.59%	1.84%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$718	$726	$749	$388	$280	$224
Portfolio turnover rate I	28% H	35%	37%	92%	57%	62% J

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Balanced Fund	$5

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,118,061
Gross unrealized depreciation	(584,079)
Net unrealized appreciation (depreciation)	$533,982
Tax cost	$5,589,787

The Fund elected to defer to its next fiscal year approximately $78,097 of capital losses recognized during the period November 1,2021 to August 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Advisor Balanced Fund	Stripe, Inc.	$491	$(111)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Balanced Fund	853,683	1,101,344

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$1,968	$94
Class M	.25%	.25%	3,464	47
Class C	.75%	.25%	4,632	706
			$10,064	$847

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$284
Class M	20
Class C A	5
$309

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$1,303.17
Class M	1,133.16
Class C	785.17
Class I	1,252.17
Class Z	148.04
	$4,621

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Balanced Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Balanced Fund	$14

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Balanced Fund	Borrower	$17,341	4.57%	$11

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Balanced Fund	18,724	66,394	237

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Balanced Fund	18

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Balanced Fund	$6

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Balanced Fund	$2	$- A	$19
A In the amount of less than five hundred dollars.
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $116.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Advisor Balanced Fund
Distributions to shareholders
Class A	$74,365	$120,162
Class M	62,468	112,328
Class C	41,002	71,160
Class I	72,248	129,619
Class Z	33,839	56,003
Total	$283,922	$489,272

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Advisor Balanced Fund
Class A
Shares sold	7,531	18,286	$171,341	$490,465
Reinvestment of distributions	3,397	4,208	71,653	115,013
Shares redeemed	(8,658)	(12,953)	(195,976)	(340,320)
Net increase (decrease)	2,270	9,541	$47,018	$265,158
Class M
Shares sold	4,473	8,730	$103,361	$236,401
Reinvestment of distributions	2,879	3,990	61,663	110,866
Shares redeemed	(5,917)	(12,055)	(136,840)	(324,972)
Net increase (decrease)	1,435	665	$28,184	$22,295
Class C
Shares sold	2,705	9,262	$60,676	$248,978
Reinvestment of distributions	1,862	2,484	38,794	67,522
Shares redeemed	(5,812)	(8,475)	(129,975)	(220,083)
Net increase (decrease)	(1,245)	3,271	$(30,505)	$96,417
Class I
Shares sold	8,242	20,463	$191,664	$566,761
Reinvestment of distributions	2,945	4,109	63,731	114,965
Shares redeemed	(14,310)	(18,968)	(331,706)	(505,109)
Net increase (decrease)	(3,123)	5,604	$(76,311)	$176,617
Class Z
Shares sold	4,091	12,178	$95,399	$336,638
Reinvestment of distributions	1,421	1,794	30,779	50,155
Shares redeemed	(4,584)	(9,125)	(106,431)	(244,183)
Net increase (decrease)	928	4,847	$19,747	$142,610

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity Advisor® Balanced Fund
Class A	.82%
Actual		$ 1,000	$ 1,007.70	$ 4.08
Hypothetical- B		$ 1,000	$ 1,020.73	$ 4.11
Class M	1.07%
Actual		$ 1,000	$ 1,006.10	$ 5.32
Hypothetical- B		$ 1,000	$ 1,019.49	$ 5.36
Class C	1.58%
Actual		$ 1,000	$ 1,003.40	$ 7.85
Hypothetical- B		$ 1,000	$ 1,016.96	$ 7.90
Class I	.57%
Actual		$ 1,000	$ 1,008.80	$ 2.84
Hypothetical- B		$ 1,000	$ 1,021.97	$ 2.86
Class Z	.45%
Actual		$ 1,000	$ 1,009.50	$ 2.24
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703549.125
AIG-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023